Award Timing Disclosure	12 Months Ended
	Jan. 03, 2026	Feb. 13, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and the fiscal year (i.e., after the release of material nonpublic information). The Company does not time its earnings release, or the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation and awards are granted when the Company is in an open trading window. Stock options and SARs have an exercise price equal to the closing price of Snap-on common stock as reported on the NYSE on the grant date.
In accordance with SEC rules, the table below presents information regarding the stock options (SARs in the case of Mr. Arregui) granted by the Company to the NEOs in the first quarter of fiscal 2025:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Mr. Pinchuk	2/13/2025	18,925	$339.73	$1,550,010	1.2%
Mr. Pagliari	2/13/2025	5,342	339.73	437,525	1.2%
Mr. Ward	2/13/2025	5,342	339.73	437,525	1.2%
Mr. Arregui	2/13/2025	4,273	339.73	291,032	1.2%
Mr. Chambers	2/13/2025	4,273	339.73	349,971	1.2%
(1)Snap-on officially filed its Annual Report on Form 10-K with the SEC after trading on the NYSE concluded on February 13, 2025. This column represents the percentage change in the closing price of Snap-on common stock between February 12, 2025 ($334.89), and February 14, 2025 ($338.92).
Award Timing Method	Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and the fiscal year (i.e., after the release of material nonpublic information).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and the fiscal year (i.e., after the release of material nonpublic information). The Company does not time its earnings release, or the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation and awards are granted when the Company is in an open trading window.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
In accordance with SEC rules, the table below presents information regarding the stock options (SARs in the case of Mr. Arregui) granted by the Company to the NEOs in the first quarter of fiscal 2025:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Mr. Pinchuk	2/13/2025	18,925	$339.73	$1,550,010	1.2%
Mr. Pagliari	2/13/2025	5,342	339.73	437,525	1.2%
Mr. Ward	2/13/2025	5,342	339.73	437,525	1.2%
Mr. Arregui	2/13/2025	4,273	339.73	291,032	1.2%
Mr. Chambers	2/13/2025	4,273	339.73	349,971	1.2%
(1)Snap-on officially filed its Annual Report on Form 10-K with the SEC after trading on the NYSE concluded on February 13, 2025. This column represents the percentage change in the closing price of Snap-on common stock between February 12, 2025 ($334.89), and February 14, 2025 ($338.92).
Mr. Pinchuk [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Pinchuk
Underlying Securities		18,925
Exercise Price | $ / shares		$ 339.73
Fair Value as of Grant Date | $		$ 1,550,010
Underlying Security Market Price Change		0.012
Mr. Pagliari [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Pagliari
Underlying Securities		5,342
Exercise Price | $ / shares		$ 339.73
Fair Value as of Grant Date | $		$ 437,525
Underlying Security Market Price Change		0.012
Mr. Ward [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Ward
Underlying Securities		5,342
Exercise Price | $ / shares		$ 339.73
Fair Value as of Grant Date | $		$ 437,525
Underlying Security Market Price Change		0.012
Mr. Arregui [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Arregui
Underlying Securities		4,273
Exercise Price | $ / shares		$ 339.73
Fair Value as of Grant Date | $		$ 291,032
Underlying Security Market Price Change		0.012
Mr. Chambers [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Chambers
Underlying Securities		4,273
Exercise Price | $ / shares		$ 339.73
Fair Value as of Grant Date | $		$ 349,971
Underlying Security Market Price Change		0.012